As filed with the Securities and Exchange Commission on May 15, 2015

Securities Act File No. 2-56978

Investment Company Act File No. 811-2661

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 55	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 56	☒
(Check appropriate box or boxes)

BLACKROCK PACIFIC FUND, INC.

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway, Wilmington, Delaware 19809

United States of America

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BlackRock Pacific Fund, Inc.

55 East 52nd Street

New York, New York 10055

United States of America

(Name and Address of Agent for Service)

Copies to:

Frank P. Bruno, Esq.	Benjamin Archibald, Esq.
Sidley Austin LLP	BlackRock Advisors, LLC
787 Seventh Avenue	55 East 52nd Street
New York, New York 10019-6018	New York, New York 10055

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Common Stock.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to
Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York, on the 15th day of May, 2015.

BLACKROCK PACIFIC FUND, INC. (REGISTRANT)

By	/s/ JOHN M. PERLOWSKI
John M. Perlowski President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ JOHN M. PERLOWSKI John M. Perlowski	President and Chief Executive Officer (Principal Executive Officer)	May 15, 2015

/s/ NEAL J. ANDREWS Neal J. Andrews	Chief Financial Officer (Principal Financial and Accounting Officer)	May 15, 2015

DAVID O. BEIM* David O. Beim	Director

COLLETTE CHILTON* Collette Chilton	Director

FRANK J. FABOZZI* Frank J. Fabozzi	Director

DR. MATINA S. HORNER* Dr. Matina S. Horner	Director

RODNEY D. JOHNSON* Rodney D. Johnson	Director

HERBERT I. LONDON* Herbert I. London	Director

IAN A. MACKINNON* Ian A. MacKinnon	Director

CYNTHIA A. MONTGOMERY* Cynthia A. Montgomery	Director

JOSEPH P. PLATT* Joseph P. Platt	Director

ROBERT C. ROBB, JR.* Robert C. Robb, Jr.	Director

TOBY ROSENBLATT* Toby Rosenblatt	Director

MARK STALNECKER* Mark Stalnecker	Director

KENNETH L. URISH* Kenneth L. Urish	Director

FREDERICK W. WINTER* Frederick W. Winter	Director

BARBARA G. NOVICK* Barbara G. Novick	Director

*By:	/s/ BENJAMIN ARCHIBALD	May 15, 2015
Benjamin Archibald (Attorney-in-Fact)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

4